SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME

NOTE 24:- SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME

a.	Revenues:

	Year ended
	December 31,
	2021	2020	2020
Revenues for services performed during the period	57,869	48,343	38,310
Revenues from sale of devices	1,129	1,239	1,773
Performance-based revenues (1)	—	—	81

	58,998	49,582	40,164
(1)	In 2020 the Company recognized performance-based revenues in the amounts of $81 with respect of cost savings arising from 2019.

b.	Cost of revenues:

Salaries and related benefits	16,480	14,955	12,925
Medical Services	8,712	4,682	640
Rental fees and maintenance	1,013	1,072	689
Depreciation and amortization	1,789	1,736	1,596
Cost of devices	1,013	1,249	1,099
Others	2,802	1,295	2,571

	31,809	24,989	19,520

NOTE 24:- SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME (Cont.)

c.	Research and development costs:

Salaries and related benefits	3,468	2,173	1,889
Amortization of development costs	1,829	1,243	1,234
Others	3,734	2,202	553

	9,031	5,618	3,676
Less - capitalization of development costs	5,243	2,633	913

	3,788	2,985	2,763

d.	Selling and marketing expenses:

Salaries and related benefits	5,409	4,803	4,119
Marketing and related expenses	2,190	1,802	1,270
Depreciation and amortization	1,918	1,453	1,509
Rental fees and maintenance	271	205	138
Maintenance of vehicles	240	182	177
Others	1,375	1,009	549

	11,403	9,454	7,762

e.	General and administrative expenses:

Salaries and related benefits	8,492	5,837	3,809
Office expenses	2,349	1,366	846
Professional fees	3,897	3,245	3,377
Depreciation and amortization	1,599	950	589
Others	411	705	553

	16,748	12,103	9,174

NOTE 24:- SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME (Cont.)

f.	Financial income (expenses):

1.Financial income:

Exchange rate differences	661	5	64
Gain on marketable securities, net	—	—	156
Share options	7,423	—	—
Call+Put options	320	—	—
Interest	429	376	104

	8,833	381	324

2.Financial expenses:

Share options	(239)	(10,126)	—
Exchange rate differences	(53)	(1,595)	(17)
Loss from marketable securities, net	(769)	(114)	—
Interest	(1,033)	(529)	(405)
Financial expenses arising from share options liability	—	(677)	—
Others	(261)	(312)	(221)

	(2,355)	(13,353)	(643)

g.	Other expenses:

Impairment of intangible assets:- see Note 12
Development costs (1)	—	—	24
Impairment of property and equipment (2) -see Note 11	—	118	24
Expenses related to acquisitions	—	590	—
Other (incomes) expenses	416	(160)	501

	416	548	549
(1)	Impairment in respect of telemedicine devices available for loan to customers for which management decided to discontinue their use due to technological and commercial obsolescence.